Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Multi-Manager Growth Strategies Fund Institutional Class
Shareholder Report [Line Items]
Fund Name	Multi-Manager Growth Strategies Fund
Class Name	Institutional Class
Trading Symbol	CZMGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Multi-Manager Growth Strategies Fund (the Fund) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 40	0.74% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74% [1]
Net Assets	$ 4,709,633,917
Holdings Count | Holding	157
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 4,709,633,917
Total number of portfolio holdings	157
Portfolio turnover for the reporting period	24%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	9.5%
Microsoft Corp.	8.5%
Meta Platforms, Inc., Class A	6.1%
Amazon.com, Inc.	5.8%
Apple, Inc.	5.4%
Tesla, Inc.	3.7%
Netflix, Inc.	3.4%
Alphabet, Inc., Class A	3.0%
Oracle Corp.	2.9%
Eli Lilly & Co.	2.5%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	9.5%
Microsoft Corp.	8.5%
Meta Platforms, Inc., Class A	6.1%
Amazon.com, Inc.	5.8%
Apple, Inc.	5.4%
Tesla, Inc.	3.7%
Netflix, Inc.	3.4%
Alphabet, Inc., Class A	3.0%
Oracle Corp.	2.9%
Eli Lilly & Co.	2.5%

[1]	Annualized.